FAIR VALUE OF FINANCIAL INSTRUMENTS (Schedule of changes in fair value of contingent consideration) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Accounting Policies [Abstract]
Fair value as of December 31, 2022	$ 63,695
Payments of contingent consideration	(13,256)	$ (9,091)
Changes in fair value of contingent consideration	14,602	$ 0
Revaluation of acquisition related contingent consideration	292
Fair value as of June 30, 2023	$ 65,333